Average Annual Total Returns{- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 - Fidelity® International Growth Fund	Fidelity International Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity International Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity International Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity International Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity International Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity International Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS270 Past 1 year	MS270 Past 5 years	MS270 Past 10 years
Total	33.96%	9.07%	8.83%	33.76%	8.96%	8.72%	20.43%	7.26%	7.31%	28.14%	7.89%	7.09%